Investment Securities (Summary of the Amortized Cost and Estimated Fair value of Securities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	$ 175,066,529	$ 157,802,815	$ 32,599,037	$ 27,403,783
Gross unrealized gains, Available for sale	5,421,677	4,074,690	635,546	638,387
Gross unrealized losses, Available for sale	(124,674)	(92,670)	(184,788)	(29,222)
Total Fair value, Available for Sale	180,363,532	161,784,835	33,049,795	28,012,948
Amortized cost, Held to maturity			21,736,469	5,806,507
Gross unrealized gains, Held to maturity			302,316	270,258
Gross unrealized losses, Held to maturity			(73,204)
Estimated fair value, Held to maturity			21,965,581	6,076,765
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	1,249,246	1,247,889
Gross unrealized gains, Available for sale	3,254	8,361
Total Fair value, Available for Sale	1,252,500	1,256,250
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	32,674,164	25,998,568	3,716,858	7,133,657
Gross unrealized gains, Available for sale	129,782	112,040	90,881	171,946
Gross unrealized losses, Available for sale	(7,325)	(19,537)	(3,942)	(14,928)
Total Fair value, Available for Sale	32,796,621	26,091,071	3,803,797	7,290,675
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	55,120,456	33,753,049	1,302,630	2,253,107
Gross unrealized gains, Available for sale	2,389,663	1,396,859	24,746	36,759
Gross unrealized losses, Available for sale	(115,307)	(7,915)	(169)	(14,294)
Total Fair value, Available for Sale	57,394,812	35,141,993	1,327,207	2,275,572
Amortized cost, Held to maturity			983,783	300,779
Gross unrealized gains, Held to maturity			11,569	2,714
Gross unrealized losses, Held to maturity			(39,568)
Estimated fair value, Held to maturity			955,784	303,493
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	86,022,663	96,803,309	27,579,549	18,017,019
Gross unrealized gains, Available for sale	2,898,978	2,557,430	519,919	429,682
Gross unrealized losses, Available for sale	(2,042)	(65,218)	(180,677)
Total Fair value, Available for Sale	88,919,599	99,295,521	27,918,791	18,446,701
Amortized cost, Held to maturity			20,752,686	5,505,728
Gross unrealized gains, Held to maturity			290,747	267,544
Gross unrealized losses, Held to maturity			(33,636)
Estimated fair value, Held to maturity			$ 21,009,797	$ 5,773,272